SUMMARY OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life [Table Text Block]	Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:
Useful Life (in years)
Machinery and equipment	5
Leasehold improvements	2.083

Schedule of Finite-Lived Intangible Assets [Table Text Block]	Amortization is computed using the straight-line method over the estimated useful lives of the assets as follows:
Useful Life (in years)
Patents	9-14
Software	3